Assets Held for Sale / Liabilities Associated with Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Assets Held for Sale / Liabilities Associated with Assets Held for Sale

NOTE 10: ASSETS HELD FOR SALE / LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Following the Liquidation of Navios Europe II (Note 11) on June 29, 2020, Navios Acquisition acquired seven vessel owning companies. For each of the vessels purchased from Navios Europe II, the acquisition of all vessels was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the respective charter-out contracts. Management accounted for each acquisition as an asset acquisition under ASC 805. At the transaction date, the purchase price approximated the fair value of the assets acquired.

 Upon acquisition of the vessel owning companies, the Company assessed that all the held for sale criteria were met for their assets, mainly consisting of the vessels owned and reviewed the carrying amount in connection with their fair market value less any costs to sell. The review indicated that such carrying amounts were not in excess of the fair value less any costs to sell and therefore, no loss was recorded for the six month period ended on June 30, 2020. On the transaction date the fair value of the vessels was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses. In addition, as of December 31, 2020 the container vessels have been re-measured to their fair value less cost to sell leading to a non-cash impairment  charge of $3,268, which is included in “(Loss) / gain on sale of vessels and Impairment loss” being recognized in the accompanying consolidated statements of operations. On the re-measurement date the fair value of the vessels was determined based on independent valuation analyses. For the vessels that their sale has been concluded subsequent to year end, their fair value on the re-measurement date was determined on the basis of their concluded sale price.

Furthermore, liabilities associated with the assets held for sale are separately presented under “Liabilities associated with assets held for sale” in the accompanying consolidated balance sheets. The major class of assets held for sale consist of the carrying value of the vessels amounting to $75,920. The major class of liabilities associated with assets held for sale, consist of their respective debt with a carrying amount of $31,700. Please refer to Note 15 “Borrowings”.